Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant accounting policies
Summary of new and revised IFRS Standards that have been issued but are not yet effective
IFRS 16	Leases (1)
Annual Improvements to IFRS Standards 2015–2017 Cycle	Amendments to IFRS 3 Business Combinations, IFRS 11 Joint Arrangements, IAS 12 Income Taxes and IAS 23 Borrowing Costs (2)
Amendments to IAS 19 Employee Benefits	Plan Amendment, Curtailment or Settlement (2)
IFRIC 23	Uncertainty over Income Tax Treatments (1)

(1)	Effective for annual periods beginning on or after January 1, 2019.
(2)	Effective for annual periods beginning on or after January1, 2019, with earlier application permitted.

Summary of useful lives of assets

Useful
Life (years)
Improvement in leased assets	20
Machinery and equipment	10
Furniture and office equipment	10
Transportation equipment	4
Computer equipment	3.3